Revenue (expenses) by type	12 Months Ended
Dec. 31, 2017
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Revenue (expenses) by type
32.	Revenue (expenses) by type

The Company opted to present the statements of income by function. The table below shows the detailed costs and expenses by nature:

	12.31.2017	12.31.2016	12.31.2015
As presented as statements of Income:
Revenue	5,839.3	6,217.5	5,928.1
Cost of sales and services	(4,773.4)	(4,980.7)	(4,816.8)
Administrative	(179.1)	(164.3)	(182.0)
Selling	(307.0)	(368.6)	(361.6)
Research	(49.2)	(47.6)	(41.7)
Other income (expenses), net	(202.5)	(450.0)	(194.2)
Equity in losses on associates	1.2	(0.3)	(0.3)

Operating profit before financial income	329.3	206.0	331.5

Revenue (expenses) by nature:
Revenue from sales of goods	5,026.0	5,402.6	5,268.5
Revenue from sales of services	905.8	889.1	769.4
Sales deductions and tax on revenue	(92.5)	(74.2)	(109.8)
General manufacturing costs (i)	(4,430.7)	(4,612.3)	(4,500.0)
Depreciation	(196.5)	(194.5)	(161.9)
Amortization	(146.2)	(173.9)	(154.9)
Personnel expenses	(245.4)	(261.6)	(294.9)
Selling expenses	(53.8)	(83.6)	(66.4)
Provision for penalties	(10.1)	(228.0)	—
Restructuring expenses	(6.4)	(117.3)	—
Other income (expense)	(420.9)	(340.3)	(418.5)

Operating profit before financial income	329.3	206.0	331.5

(i)	Refers to costs of materials, direct labor and general manufacturing expenses.